Financial instruments - Additional Information (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 58,088,000	$ 23,063,000
Net Liabilities denominated in foreign currencies	20,237,000	8,938,000
Cash and cash equivalents	27,586,760	8,764,044	$ 5,434,000	$ 5,956,000
Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 17,608,845
Net Liabilities denominated in foreign currencies		$ 1,923,831
Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	10.00%	10.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	100.00%	100.00%
Favourable/adverse effect on profit before tax and equity	$ 275,867	$ 87,640